As filed electronically with the Securities and Exchange Commission on or about January 25, 2022

Registration No. 333-256397

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

_________________________________________

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[      ] Pre-Effective Amendment No. ___ [ X ] Post-Effective Amendment No. 1

FIRST TRUST EXCHANGE-TRADED FUND VIII

(Exact Name of Registrant as Specified in Charter)

120 East Liberty Drive Suite 400 Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

(630) 765-8000

(Registrant’s Area Code and Telephone Number)

W. Scott Jardine First Trust Advisors L.P. Suite 400 120 East Liberty Drive Wheaton, Illinois 60187

(Name and Address of Agent for Service)

With copies to:

Eric F. Fess
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest ($0.01 par value per share) of
EquityCompass Risk Manager ETF, a Series of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Explanatory Note

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of EquityCompass Tactical Risk Manager ETF, a series of First Trust Exchange-Traded Fund VIII, with and into EquityCompass Risk Manager ETF, a series of First Trust Exchange-Traded Fund VIII, which was consummated on October 18, 2021, as required by Item 16 (12) of Form N-14. Parts A and B of the Registrant’s Registration Statement on Form N-14 (File No. 333-256397) filed with the Securities and Exchange Commission on July 29, 2021 are incorporated by reference herein.

PART C: OTHER INFORMATION

ITEM 15: INDEMNIFICATION

Section 9.5 of the Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees, or agents of another organization in which the Trust has an interest as a shareholder, creditor, or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee, or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative, or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16: EXHIBITS

The following exhibits are filed herewith as part of this Registration Statement or incorporated herein by reference.

(1)	(a) Amended and Restated Declaration of Trust of the Registrant is incorporated by reference to the Post-Effective Amendment No. 10 filed on Form N-1A (File No. 333-210186) for Registrant on December 29, 2017.

(b) Amended and Restated Establishment and Designation of Series is incorporated by reference to the Post-Effective Amendment No. 313 filed on Form N-1A (File No. 333-210186) for Registrant on September 16, 2021.

(2)	By-Laws of the Registrant is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-210186) filed on March 14, 2016.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization (included in the Proxy Statement/Prospectus as Exhibit A thereto), is incorporated by reference to the Form N-14 (File No. 333-256397) for Registrant on August 5, 2021.
(5)	Not applicable.

(6)	(a) Investment Management Agreement, dated June 13, 2016, is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(b) Amended Schedule A to Investment Management Agreement between Registrant and First Trust Advisors L.P. is incorporated by reference to the Post-Effective Amendment No. 13 filed on Form N-1A (File No. 333-210186) for Registrant on May 29, 2018.

(c) Investment Sub-Advisory Agreement between Registrant, First Trust Advisors L.P., and Choice Financial Partners, Inc. d/b/a EquityCompass Strategies, is incorporated by reference to the Post-Effective Amendment No. 5 filed on Form N-1A (File No. 333-210186) for Registrant on January 18, 2017.

(d) Fee Offset Agreement, relating to EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF, is incorporated by reference to the Post-Effective Amendment No. 27 filed on Form N-1A (File No. 333-210186) for Registrant on December 28, 2018.

(e) Fee Offset Agreement Extension Letter relating to EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF, is incorporated by reference to the Post- Effective Amendment No. 225 filed on Form N-1A (File No. 333-210186) for Registrant on December 29, 2020.

(7)	(a) Distribution Agreement is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(b) Exhibit A to Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. is incorporated by reference to the Post-Effective Amendment No. 216 filed on Form N-1A (File No. 333-210186) for Registrant on December 7, 2020.

(8)	Not applicable.
(9)	(a) Custody Agreement between the Registrant and The Bank of New York Mellon Corporation is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(b) Schedule I to Custody Agreement between the Registrant and The Bank of New York Mellon Corporation is incorporated by reference to the Post-Effective Amendment No. 318 filed on Form N-1A (File No. 333-210186) for Registrant on October 22, 2021.

(10)	(a) 12b-1 Service Plan is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(b) Exhibit A to 12b-1 Service Plan is incorporated by reference to the Post-Effective Amendment No. 318 filed on Form N-1A (File No. 333-210186) for Registrant on October 22, 2021.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP dated May 21, 2021, is incorporated by reference to the Form N-14 (File No. 333-256397) for Registrant, filed on May 21, 2021.

(12)	(a) Opinion and Consent of Chapman and Cutler LLP dated May 21, 2021, is incorporated by reference to the Form N-14 (File No. 333-256397) for Registrant, filed on May 21, 2021.

(b) Opinion and Consent of Chapman and Cutler LLP dated as of closing is filed herewith.

(13)	Not applicable.
(14)	(a) Consent of Independent Registered Public Accounting Firm for EquityCompass Tactical Risk Manager ETF, is incorporated by reference to the Form N-14 (File No. 333-256397) for Registrant on August 5, 2021.

(b) Consent of Independent Registered Public Accounting Firm for EquityCompass Risk Manager ETF, is incorporated by reference to the Form N-14 (File No. 333-256397) for Registrant on August 5, 2021.

(15)	Not applicable.
(16)	(a) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric F. Fess to execute the Registration Statement, are incorporated by reference to the Form N-14 (File No. 333-256397) for Registrant, filed on May 21, 2021.

(b) Power of Attorney for Ms. Keefe, dated January 24, 2022, is filed herewith.

(17)	Not applicable.

ITEM 17: UNDERTAKINGS

(1)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)       The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization delivered at the closing of the reorganization as required by Item 16 (12) of Form N-14.

Signatures

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Wheaton and State of Illinois, on the 25th day of January, 2022.

First Trust Exchange-Traded Fund VIII
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signature		Date

/s/ James M. Dykas	President and Chief Executive
James M. Dykas	Officer	January 25, 2022

/s/ Donald P. Swade	Treasurer, Chief Financial
Donald P. Swade	Officer and Chief Accounting Officer	January 25, 2022

James A. Bowen*	) Trustee )
)
Richard E. Erickson*	) Trustee )
	) By:	/s/ James M. Dykas
Thomas R. Kadlec*	) Trustee )	James M. Dykas Attorney-In-Fact
	)	January 25, 2022
Denise M. Keefe*	) Trustee )
)
Robert F. Keith*	) Trustee )
)
Niel B. Nielson *	) Trustee )
)

*	Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric F. Fess to execute Registrant’s Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were filed on May 5, 2021 as Exhibit (16) to the Registrant’s Registration Statement on Form N-14 (333-256397) and filed herewith as Exhibit (16)(b).

EXHIBIT INDEX

(12)	Opinion and Consent of Chapman and Cutler LLP.

(16)(b)	Power of Attorney for Ms. Keefe, dated January 24, 2022.